Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3.	Fair Value Measurements
The FASB’s Accounting Standards Codification (“ASC”) 820,
Fair Value Measurements and Disclosures
, provides the framework for measuring fair value. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under authoritative guidance are described as follows:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability;

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observables and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value.
Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common stock is valued at the closing price reported on the active market on which the individual securities are traded.

The collective trust fund is valued at the NAV of units held in the common collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the Plan less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. This common collective trust imposes a
90-day
“equity wash” restriction on all participant-directed transfers to competing investment options. Under this restriction, any such transfer must first be directed to a non-competing
investment option and remain there for a minimum of 90 days before being transferred to a competing option. In the event the Plan were to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. Returns are derived from income earned less expenses. Individual investment contracts are held within the portfolio and represent credit obligations of the issuer, units of the portfolio are not guaranteed by the trustee, the Bank or any federal or state agency. The portfolio includes contracts issued by insurance companies and other financial institutions, fixed income securities and money market funds.
The objective of the collective trust fund is to provide preservation of capital, relatively stable returns consistent with its comparatively low risk profile, and liquidity for benefit-responsive payments. The fund seeks to achieve this objective by investing primarily in a variety of high quality stable value investment contracts, as well as cash and cash equivalents. The fund’s stable value investment contracts will maintain a minimum weighted average credit quality rating of “A” or better. The underlying fixed income securities of the fund must be rated investment grade and meet diversification guidelines. The fund is designed for long-term retirement investing.
Principal Life Insurance Company offers separate accounts as investment options for retirement benefits plans. The following operational information is pertinent to the non-registered
separate accounts made available by Principal Life Insurance Company.
Pooled Separate Accounts (PSA) are accounts maintained by an insurance company that are used for the collective investment of plan funds from multiple employee benefit plans.
Separate accounts are credited with the income, gains, or losses resulting from the assets allocated to that specific account only. The return on separate accounts is not guaranteed. The value of an interest in a separate account increases or decreases based on the value of the assets held in the separate account. Each plan that invests in the PSAs obtains units of participation in the pooled account and through those units of participation share in the gains and losses of al investments in the pooled account.
The plan holds an interest in the PSA’s represented in units credited to the account and the number of units allocated or withdrawn from the account. The participation unit value represents the NAV and is adjusted periodically to reflect investment results under the separate account. The NAV is used as a practical expedient to estimate fair value.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$17,217,113	$—	$—	$17,217,113
Common Stock	1,552,713	—	—	1,552,713
Investments measured at net asset value (a)				928,247

Total investments at fair value	$18,769,826	—	—	$19,698,073

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$14,407,740	$—	$—	$14,407,740
Common Stock	1,119,175	—	—	1,119,175
Investments measured at net asset value (a)				930,161

Total investments at fair value	$15,526,915	—	—	$16,457,076

(a)
In accordance with FAS ASC
820-10,
certain investments that are measured at fair value using the NAV value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

Investments Measured Using NAV per Share Practical Expedient
The following tables summarize investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Common collective trust fund:
Morley Stable Value Fund	$793,098	N/A	Daily	30 days
Pooled separate accounts:
Principal MidCap S&P 400	$109,966	N/A	N/A	N/A
Principal SmallCap S&P 600	$25,183	N/A	N/A	N/A

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Common collective trust fund:
Morley Stable Value Fund	$740,356	N/A	Daily	30 days
Pooled separate accounts:
Principal MidCap S&P 400	$112,979	N/A	N/A	N/A
Principal SmallCap S&P 600	$76,826	N/A	N/A	N/A